UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2012

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Assistant Vice President & Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	07/24/2012


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  79

Form 13R Information Table Value Total:	 88,246
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


FORM 13F INFORMATION TABLE
Name of Issurer 	Title of	Cusip        Value	 Shs of	SH/PRN	Discrtn	Put/   Voting
			Class			    (X1000)	 Prn amt		Call   Authority
AFLAC Common               COM           001055102    2,248     46,950SH         SOLE             SOLE
Abbott Labs Common         COM           002824100    1,651     24,075SH         SOLE             SOLE
Apache Corp Common         COM           037411105      687      7,950SH         SOLE             SOLE
Apple Inc Common           COM           037833100    2,674      4,009SH         SOLE             SOLE
BB&T Common                COM           054937107      216      6,500SH         SOLE             SOLE
Becton Dickinson Common    COM           075887109      220      2,800SH         SOLE             SOLE
Berkshire Hathaway Inc     CL A          084670108      664          5SH         SOLE             SOLE
Berkshire Hathaway CLB     CL B          084670702      273      3,100SH         SOLE             SOLE
BHP Billiton Ltd ADR       ADR           088606108    1,736     25,300SH         SOLE             SOLE
Blackrock Inc Common       COM           09247X101      299      1,675SH         SOLE             SOLE
CVS Caremark Common        COM           126650100    1,771     36,585SH         SOLE             SOLE
Canadian Natl RR Co        COM           136375102    1,870     21,200SH         SOLE             SOLE
Caterpillar Inc Common     COM           149123101    1,607     18,675SH         SOLE             SOLE
Cenovus Energy Inc.        COM           15135U109      678     19,450SH         SOLE             SOLE
ChevronTexaco Corp         COM           166764100    1,967     16,875SH         SOLE             SOLE
Cincinnati Financial       COM           172062101      264      6,979SH         SOLE             SOLE
Cisco Sys Inc Common       COM           17275R102      382     20,000SH         SOLE             SOLE
Coca-Cola Co Common        COM           191216100      314      8,280SH         SOLE             SOLE
Colgate-Palmolive          COM           194162103      976      9,100SH         SOLE             SOLE
ConocoPhillips common      COM           20825C104      726     12,700SH         SOLE             SOLE
Costco Whsl Corp New       COM           22160K105      220      2,200SH         SOLE             SOLE
Cummins Inc                COM           231021106    1,953     21,175SH         SOLE             SOLE
Darden Restaurants         COM           237194105      386      6,925SH         SOLE             SOLE
Deere & Co                 COM           244199105      287      3,475SH         SOLE             SOLE
Walt Disney Co             COM           254687106      106      2,030SH         SOLE             SOLE
Dominion Res Inc           COM           25746U109      320      6,050SH         SOLE             SOLE
Du Pont Nemours&Co         COM           263534109      462      9,200SH         SOLE             SOLE
Emerson Electric Co        COM           291011104    1,130     23,400SH         SOLE             SOLE
Exxon Mobil Corp Common    COM           30231G102    2,287     25,007SH         SOLE             SOLE
Franklin Electric Inc      COM           353514102   14,995    247,900SH         SOLE             SOLE
Google Cl A                CL A          38259P508      581        770SH         SOLE             SOLE
Intel Corp Common          COM           458140100    1,260     55,597SH         SOLE             SOLE
IBM Common                 COM           459200101      280      1,350SH         SOLE             SOLE
iShares S&P US Pfd         PFD IDX       464288687      474     11,900SH         SOLE             SOLE
JPMorgan Chase & Co        COM           46625H100    4,242    104,800SH         SOLE             SOLE
Johnson & Johnson          COM           478160104      324      4,700SH         SOLE             SOLE
Lincoln Natl Corp Ind      COM           534187109      393     16,260SH         SOLE             SOLE
McDonalds Corp Common      COM           580135101      497      5,415SH         SOLE             SOLE
Medtronic Inc, Common      COM           585055106      356      8,250SH         SOLE             SOLE
Microsoft Corp.            COM           594918104      740     24,850SH         SOLE             SOLE
Mosaic Co.                 COM           61945C103      213      3,700SH         SOLE             SOLE
National Fuel Gas Co       COM           636180101      270      5,000SH         SOLE             SOLE
Nextera Energy Inc         COM           65339F101      211      3,000SH         SOLE             SOLE
Novartis Sponsored ADR     ADR           66987V109      676     11,042SH         SOLE             SOLE
Pepsico Inc, Common        COM           713448108    2,388     33,749SH         SOLE             SOLE
Philip Morris Intl         COM           718172109      362      4,020SH         SOLE             SOLE
Phillips 66                COM           718546104      432      9,325SH         SOLE             SOLE
Praxair Inc Common         COM           74005P104      696      6,700SH         SOLE             SOLE
Procter & Gamble Common    COM           742718109    1,697     24,462SH         SOLE             SOLE
Qualcomm Inc, Common       COM           747525103      662     10,600SH         SOLE             SOLE
Quest Diagnostics Inc      COM           74834L100      523      8,250SH         SOLE             SOLE
SPDR Gold Trust Shares     GLD SH        78463V107      425      2,475SH         SOLE             SOLE
SPDR D J Global RE         ETF           78463X749      527     13,000SH         SOLE             SOLE
Schlumberger Ltd Common    COM           806857108    1,120     15,480SH         SOLE             SOLE
Stryker Corp               COM           863667101    1,706     30,647SH         SOLE             SOLE
Suncor Energy Inc          COM           867224107      944     28,750SH         SOLE             SOLE
TJX Cos Inc New            COM           872540109      327      7,300SH         SOLE             SOLE
Target Corp, Common        COM           87612E106      593      9,350SH         SOLE             SOLE
Teva Pharm Ind Adr         ADR           881624209      269      6,500SH         SOLE             SOLE
3M Co                      COM           88579Y101      758      8,200SH         SOLE             SOLE
Tractor Supply Co          COM           892356106      297      3,000SH         SOLE             SOLE
United Parcel Svc Cl B     CL B          911312106      311      4,350SH         SOLE             SOLE
United Technologies        COM           913017109    1,540     19,668SH         SOLE             SOLE
Unitedhealth Group Inc.    COM           91324P102      576     10,400SH         SOLE             SOLE
Valero Energy Corp         COM           91913Y100      478     15,100SH         SOLE             SOLE
Vanguard Total Intnl       ETF           921909768      796     18,000SH         SOLE             SOLE
Vanguard Intmdt Bd         ETF           921937819      219      2,425SH         SOLE             SOLE
Vanguard MSCI EAFE         ETF           921943858      211      6,430SH         SOLE             SOLE
Vanguard Gbl Ex-US RE      ETF           922042676      356      6,925SH         SOLE             SOLE
Vanguard Emg Mkts          ETF           922042858    1,984     47,550SH         SOLE             SOLE
Vanguard Info Tech         ETF           92204A702    3,945     53,745SH         SOLE             SOLE
Vanguard REIT Index        ETF           922908553    1,136     17,480SH         SOLE             SOLE
Vanguard Mid Cap ETF       ETF           922908629    2,141     26,375SH         SOLE             SOLE
Vanguard Small Cap ETF     ETF           922908751    2,462     30,725SH         SOLE             SOLE
Verizon Communications     COM           92343V104      749     16,442SH         SOLE             SOLE
Visa Common Cl A           CL A          92826C839    2,184     16,265SH         SOLE             SOLE
Vodafone Grp ADR           ADR           92857W209      223      7,840SH         SOLE             SOLE
Wells Fargo & Co           COM           949746101    1,015     29,394SH         SOLE             SOLE
Accenture                  CL A          G1151C101      308      4,400SH         SOLE             SOLE

</c>